Research and Development - Summary of Research and Development Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Material income and expense [abstract]
Research and development expenditures incurred during the reporting period	¥ 852,067	¥ 804,025	¥ 780,065
Amount capitalized	(120,811)	(159,174)	(201,889)
Amortization and impairment losses of capitalized development costs	149,659	142,205	160,718
Total	¥ 880,915	¥ 787,056	¥ 738,894